Exhibit 99

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	19

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months
	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017

Total	$1,387,770,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,818,269.33

Principal:
Principal Collections	$21,634,600.51
Prepayments in Full	$11,239,790.00
Liquidation Proceeds	$840,904.76
Recoveries	$50,589.73

Sub Total	$33,765,885.00

Collections	$36,584,154.33

Purchase Amounts:
Purchase Amounts Related to Principal	$228,552.92
Purchase Amounts Related to Interest	$1,953.14

Sub Total	$230,506.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$36,814,660.39

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	19

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,814,660.39
Servicing Fee	$660,666.50	$660,666.50	$0.00	$0.00	$36,153,993.89
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,153,993.89
Interest—Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$36,153,993.89
Interest—Class A-3 Notes	$341,463.07	$341,463.07	$0.00	$0.00	$35,812,530.82
Interest—Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$35,558,624.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,558,624.82
Interest—Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$35,472,243.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,472,243.65
Interest—Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$35,409,433.90
Third Priority Principal Payment	$3,127,965.62	$3,127,965.62	$0.00	$0.00	$32,281,468.28
Interest—Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$32,200,745.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,200,745.28
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$4,990,745.28
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,990,745.28
Residual Released to Depositor	$0.00	$4,990,745.28	$0.00	$0.00	$0.00

Total		$36,814,660.39

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$3,127,965.62
Regular Principal Payment	$27,210,000.00

Total	$30,337,965.62

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,337,965.62	$64.09	$341,463.07	$0.72	$30,679,428.69	$64.81
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97

Total	$30,337,965.62	$21.86	$825,282.99	$0.59	$31,163,248.61	$22.46

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$418,118,038.85	0.8832236	$387,780,073.23	0.8191383
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000

Total	$706,188,038.85	0.5088653	$675,850,073.23	0.4870044

Pool Information
Weighted Average APR		4.107%		4.105%
Weighted Average Remaining Term		41.19		40.41
Number of Receivables Outstanding		47,526		46,494
Pool Balance		$792,799,796.40		$758,407,629.38
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$706,188,038.85		$675,850,073.23
Pool Factor		0.5153646		0.4930078

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$82,557,556.15
Targeted Overcollateralization Amount	$82,557,556.15
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$82,557,556.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B

Monthly Investor Report

Collection Period	January 2012
Payment Date	2/15/2012
Transaction Month	19

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		139	$448,379.13
(Recoveries)		106	$50,589.73

Net Losses for Current Collection Period			$397,789.40
Cumulative Net Losses Last Collection Period			$7,153,875.90

Cumulative Net Losses for all Collection Periods			$7,551,665.30

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.60%

Delinquent Receivables:
% of EOP Pool Balance		# of Receivables	Amount
31-60 Days Delinquent	1.76%	732	$13,314,278.68
61-90 Days Delinquent	0.18%	75	$1,327,927.05
91-120 Days Delinquent	0.07%	25	$496,165.69
Over 120 Days Delinquent	0.11%	53	$816,203.03

Total Delinquent Receivables	2.10%	885	$15,954,574.45

Repossession Inventory:

Repossessed in the Current Collection Period		47	$881,596.15

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5980%
Preceding Collection Period			0.9761%
Current Collection Period			0.6155%
Three Month Average			0.7298%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2863%
Preceding Collection Period			0.2588%
Current Collection Period			0.3291%
Three Month Average			0.2914%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer